Consolidated Statement of Operations - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Medmen Enterprises Inc. [Member]
Revenue	$ 145,065,771	$ 155,288,989
Cost of Goods Sold	77,776,601	99,936,615
Gross Profit	67,289,170	55,352,374
Expenses:
General and Administrative	124,585,936	192,740,680
Sales and Marketing	1,109,210	10,668,215
Depreciation and Amortization	31,126,430	37,670,077
Realized and Unrealized Changes in Fair Value of Contingent Consideration	390,727	8,951,795
Impairment Expense	2,363,272	246,705,365
Other Operating Income	(24,699,302)	(9,116,114)
Total Operating Expenses	134,876,273	487,620,018
Loss from Operations	(67,587,103)	(432,267,644)
Other Expense (Income):
Interest Expense	36,584,365	34,241,477
Interest Income	(649,230)	(766,035)
Amortization of Debt Discount and Loan Origination Fees	24,785,659	4,699,741
Change in Fair Value of Derivatives	(838,767)	(8,797,409)
Realized and Unrealized Gain on Investments and Other Assets		(7,933,821)
Loss on Extinguishment of Debt	16,142,113	43,800,931
Total Non-Operating (Income) Expense	76,024,140	65,244,884
Loss from Continuing Operations Before Provision for Income Taxes	(143,611,243)	(497,512,528)
Provision for Income Tax (Expense) Benefit	(1,834,188)	40,932,765
Net Loss from Continuing Operations	(145,445,431)	(456,579,763)
Net Loss from Discontinued Operations, Net of Taxes	(12,152,328)	(69,950,677)
Net Loss	(157,597,759)	(526,530,440)
Net Loss Attributable to Non-Controlling Interest	(33,452,234)	(279,266,058)
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.	$ (124,145,525)	$ (247,264,382)
From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ (0.22)	$ (0.66)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ (0.02)	$ (0.26)
Weighted-Average Shares Outstanding - Basic and Diluted	530,980,011	270,418,842